Commitments and Contingencies		5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 04, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Proposed Public Offering and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

The holders of the (i) Founder Shares, which were issued in a private placement prior to the closing of the Proposed Public Offering, (ii) Private Placement Warrants which will be issued in a private placement simultaneously with the closing of the Proposed Public Offering and the shares of Class A common stock underlying such Private Placement Warrants and (iii) Private Placement Warrants that may be issued upon conversion of Working Capital Loans and (iv) any Forward Purchase Shares that are issued in a private placement simultaneously with the closing of the initial Business Combination, will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company will grant the underwriters a 45-day option from the date of this Proposed Public Offering to purchase up to an additional 7,200,000 units to cover over-allotments, if any.

The underwriters will be entitled to a cash underwriting discount of two percent (2%) of the gross proceeds of the Proposed Public Offering, or $9,600,000 (or up to $11,040,000 if the underwriters’ over-allotment is exercised in full). Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Proposed Public Offering, or $16,800,000 (or up to $19,320,000 if the underwriters’ over-allotment is exercised in full), upon the completion of the Company’s initial Business Combination.

Note 6 — Commitments and Contingencies

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

The holders of the (i) Founder Shares, (ii) Private Placement Warrants and the shares of Class A common stock underlying such Private Placement Warrants and (iii) Private Placement Warrants that may be issued upon conversion of Working Capital Loans and (iv) any Forward Purchase Shares that are issued in a private placement simultaneously with the closing of the initial Business Combination, had registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to an additional 7,200,000 units to cover over-allotments, if any. The underwriters exercised the over-allotment option in full on April 7, 2021 and closed the purchase of the additional Units on April 9, 2021.

The underwriters were entitled to a cash underwriting discount of two percent (2%) of the gross proceeds of the Initial Public Offering, or approximately $11.0 million. Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Initial Public Offering, or approximately $19.3 million if the underwriters’ over-allotment is exercised in full), upon the completion of the Company’s initial Business Combination.

EQRx, INC. [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

11. COMMITMENT AND CONTINGENCIES

Operating Leases

In December 2019, the Company entered into a non-cancellable operating lease with Surface Oncology, Inc. (“Surface”) for 33,529 square feet of office space in Cambridge, Massachusetts (the “Lease Agreement”). The term of the Lease Agreement commenced on January 1, 2020 and will expire on January 31, 2023, with no renewal option. Pursuant to the Lease Agreement, the Company will pay an initial annual base rent of $2.5 million, which base rent increases after every twelve-month period during the lease term to $2.7 million for the last twelve-month period (the “Base Rent”). The Company has also agreed to pay its proportionate share of operating expenses and property taxes for the building in which the leased space is located. The Lease Agreement provides the Company with an improvement allowance of up to $1.0 million that must be utilized prior to October 1, 2020. Upon payment to the Company of any amounts under the improvement allowance, the annual Base Rent shall be increased by the total amount drawn and amortized on a straight-line basis over the balance of the lease term such that the full amount of the allowance drawn shall be reimbursed to Surface as of the last regularly scheduled Base Rent payment date.

During the year ended December 31, 2020, the Company completed a buildout of the leased office space and received the $1.0 million improvement allowance from Surface in January 2021. The Company determined that it owns the leasehold improvements and, as such, reflected the $1.0 million leasehold improvement as property and equipment in the consolidated balance sheet as of December 31, 2020.

Pursuant to the Lease Agreement the Company provided a security deposit in the form of a letter of credit in the amount of $0.8 million, which was reduced during the year ended December 31, 2020 to $0.6 million upon providing confirmation in writing of raising a Series A equal to or greater than $100.0 million.

The Company took possession of the leased space provided for under the Lease Agreement on January 1, 2020.

The following table summarizes the effect of lease costs in the Company’s condensed consolidated statements of operations and comprehensive loss (in thousands):

		Six Months Ended June 30,
	Classification	2021	2020
Operating lease costs	Research and development	$598	$346
	General and administrative	706	958
Variable lease costs(1)	Research and development	191	79
	General and administrative	226	217
Total lease costs		$1,721	$1,600

____________

(1)     Variable lease costs include the Company’s proportionate share of operating expenses, property taxes, utilities and parking for the building in which the leased space is located.

The Company made cash payments under the lease agreement of $2.0 million and $1.4 million during the six months ended June 30, 2021 and 2020, respectively.

Legal Proceedings

From time to time, the Company may become subject to legal proceedings and claims which arise in the ordinary course of its business. The Company records a liability in its consolidated financial statements for these matters when a loss is known or considered probable, and the amount can be reasonably estimated. The Company reviews these estimates each accounting period as additional information is known and adjusts the loss provision when appropriate. If a matter is both probable to result in a liability and the amounts of loss can be reasonably estimated, the Company estimates and discloses the possible loss or range of loss to the extent necessary to make the consolidated financial statements not misleading. If the loss is not probable or cannot be reasonably estimated, a liability is not recorded in its consolidated financial statements.

As of June 30, 2021, the Company is not party to any litigation.

10. COMMITMENT AND CONTINGENCIES

Operating Leases

In December 2019, the Company entered into a non-cancellable operating lease with Surface Oncology, Inc. (“Surface”) for 33,529 square feet of office space in Cambridge, Massachusetts (the “Lease Agreement”). The term of the Lease Agreement commenced on January 1, 2020, and will expire on January 31, 2023, with no renewal option. Pursuant to the Lease Agreement, the Company will pay an initial annual base rent of $2.5 million, which base rent increases after every twelve-month period during the lease term to $2.7 million for the last twelve-month period (the “Base Rent”). The Company has also agreed to pay its proportionate share of operating expenses and property taxes for the building in which the leased space is located. The Lease Agreement provides the Company with an improvement allowance of up to $1.0 million that must be utilized prior to October 1, 2020. Upon payment to the Company of any amounts under the improvement allowance, the annual Base Rent shall be increased by the total amount drawn and amortized on a straight-line basis over the balance of the lease term such that the full amount of the allowance drawn shall be reimbursed to Surface as of the last regularly scheduled Base Rent payment date.

During the year ended December 31, 2020, the Company completed a buildout of the leased office space and received the $1.0 million improvement allowance from Surface in January 2021. The Company determined that it owns the leasehold improvements and, as such, reflected the $1.0 million leasehold improvement as property and equipment in the consolidated balance sheet as of December 31, 2020.

Pursuant to the Lease Agreement the Company provided a security deposit in the form of a letter of credit in the amount of $0.8 million, which was reduced during the year ended December 31, 2020 to $0.6 million upon providing confirmation in writing of raising a Series A equal to or greater than $100.0 million.

The Company took possession of the leased space provided for under the Lease Agreement on January 1, 2020. Therefore, no right-of-use asset or corresponding lease liability was recognized in the consolidated balance sheet as of December 31, 2019, or rent expense recognized in the consolidated statement of operations and comprehensive loss for the period from Inception to December 31, 2019.

The following table summarizes the effect of lease costs in the Company’s consolidated statements of operations and comprehensive loss for the year ended December 31, 2020 (in thousands):

	Classification	Year Ended December 31, 2020
Operating lease costs	Research and development	$939
	General and administrative	1,669
Variable lease costs(1)	Research and development	240
	General and administrative	410
Total lease costs		$3,258

____________

(1)     Variable lease costs include the Company’s proportionate share of operating expenses, property taxes, utilities and parking for the building in which the leased space is located.

The Company made cash payments of $3.0 million under the lease agreement during the year ended December 31, 2020.

As of December 31, 2020, the weighted average remaining lease term and weighted average discount rate of the Company’s operating lease was 2.1 years and 9.0%, respectively.

Total lease payments as of December 31, 2020 for the next five years and thereafter are expected to be as follows (in thousands):

Year ending December 31,
2021	$2,128
2022	3,255
2023	272
2024	—
2025	—
Thereafter	—
Total lease payments	5,655
Less: Imputed interest	(570)
Total future minimum lease obligations (lease liability)	$5,085

Legal Proceedings

From time to time, the Company may become subject to legal proceedings and claims which arise in the ordinary course of its business. The Company records a liability in its consolidated financial statements for these matters when a loss is known or considered probable, and the amount can be reasonably estimated. The Company reviews these estimates each accounting period as additional information is known and adjusts the loss provision when appropriate. If a matter is both probable to result in a liability and the amounts of loss can be reasonably estimated, the Company estimates and discloses the possible loss or range of loss to the extent necessary to make the consolidated financial statements not misleading. If the loss is not probable or cannot be reasonably estimated, a liability is not recorded in its consolidated financial statements.

As of December 31, 2020, the Company is not party to any litigation.